Scope of consolidation - Magneti Marelli - consideration received (Details) - EUR (€) € in Millions		4 Months Ended
	Jan. 31, 2020	May 02, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Consideration paid (received)	€ (48)	€ (5,772)
Portion of consideration paid (received) consisting of cash and cash equivalents		(5,774)
Portion of consideration paid (received) contingent on future events		70
Portion of consideration (paid) received contingent on future events, payable by FCA		(16)
Transaction costs related to disposal of subsidiary		16
Preliminary purchase price adjustment		€ 40